Share Capital	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share capital

Note 13. Share capital

	2026 Shares	2025 Shares	2024 Shares	2026 A$	2025 A$	2024 A$
Ordinary shares
Fully paid	322,848,081	233,959,013	227,998,346	95,655,688	88,872,756	88,504,043
	322,848,081	233,959,013	227,998,346	95,655,688	88,872,756	88,504,043

(i)	Movements in ordinary shares:

Details	Number of shares	Total A$
Balance at 30 June 2023	227,798,346	88,436,263
Issue at $0.12 on exercise of unlisted options (2024-03-12)	200,000	67,780
Balance at 30 June 2024	227,998,346	88,504,043
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)	1,147,083	83,000
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)	2,579,760	226,567
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)	1,801,680	152,300
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)	179,664	13,000
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)	135,800	9,744
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)	116,680	8,216
Less: Transaction costs arising on share issues	-	(124,114)
Balance at 30 June 2025	233,959,013	88,872,756
Issue at US$1.8939 pursuant to At the Market facility (2025-07-17)	877,440	63,351
Issue at US$1.8782 pursuant to At the Market facility (2025-07-18)	473,880	34,072
Issue at US$2.1374 pursuant to At the Market facility (2025-07-21)	32,909,640	2,711,754
Issue at US$2.3008 pursuant to At the Market facility (2025-10-20)	1,133,840	100,458
Issue at US$1.9631 pursuant to At the Market facility (2025-11-07)	8,495,080	642,228
Issue at US$2.0809 pursuant to At the Market facility (2025-12-05)	45,472,000	3,596,835
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-11)	1,874,964	141,890
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-15)	1,142,909	83,251
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-16)	314,843	23,996
Shares cancelled pursuant to the buy-back of unmarketable parcels (2026-06-29)	(3,805,528)	(121,777)
Less: Transaction costs arising on share issues	-	(493,126)
Balance at 30 June 2026	322,848,081	95,655,688

(ii)	Ordinary shares

Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.

On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote.

Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

During the year ended June 30, 2026, the Company completed an unmarketable parcel share buy-back for eligible shareholders whose holdings were valued at less than A$500. The Company repurchased and cancelled 3,805,528 ordinary shares at A$0.032 per share for total consideration of A$121,777.

(iii)	Options

Information relating to options, including details of options issued, exercised and lapsed during the financial year and options outstanding at the end of the reporting period, is set out in notes 14 and 17.